Subsequent Events - Additional Information (Detail) (Subsequent Event, HLIKK) In Millions, unless otherwise specified	0 Months Ended
	Apr. 28, 2014 USD ($)	Apr. 28, 2014 JPY (¥)
Subsequent Event [Line Items]
Total Acquisition Cost	$ 895.0	¥ 91,600.0